Shareholder Report, Line Graph (Details) 199070_Shenkman Capital Short Duration High Income Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2025
Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name											Institutional Class
Accumulated Value	$ 1,404,334	$ 1,285,122	$ 1,186,369	$ 1,243,770	$ 1,190,509	$ 1,165,153	$ 1,112,156	$ 1,081,007	$ 1,039,712	$ 1,000,000	$ 1,489,923
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	1,166,148	1,045,231	1,038,538	1,216,082	1,227,065	1,146,952	1,039,886	1,052,687	1,051,924	1,000,000	$ 1,199,777
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 0-3 Year US Treasury Total Return Index
Accumulated Value	1,152,508	1,083,331	1,050,486	1,087,430	1,086,809	1,055,420	1,016,472	1,011,305	1,007,385	1,000,000	$ 1,199,056
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Accumulated Value	$ 1,449,340	$ 1,326,519	$ 1,217,732	$ 1,262,460	$ 1,200,526	$ 1,198,990	$ 1,143,640	$ 1,104,852	$ 1,057,225	$ 1,000,000	$ 1,538,016